Basis of preparation of the Condensed consolidated interim accounts	6 Months Ended
Jun. 30, 2019
Disclosure of basis of preparation of consolidated interim accounts [abstract]
Basis of preparation of the Condensed consolidated interim accounts

Basis of preparation of the Condensed consolidated interim accounts

The ING Group Condensed consolidated interim accounts have been prepared in accordance with International Accounting Standard 34 ‘Interim Financial Reporting’.

The accounting principles used to prepare these Condensed consolidated interim accounts comply with International Financial Reporting Standards as issued by the International Accounting Standards Board (IFRS-IASB) and are consistent with those set out in the notes to the 2018 Consolidated financial statements as included in the Annual Report on Form 20-F of ING Group except for the adoption of IFRS 16 ‘Leases’ as set out in Note 1 ‘Accounting policies’.

These Condensed consolidated interim accounts should be read in conjunction with ING Group’s 2018 Consolidated financial statements as included in the Form 20-F.

International Financial Reporting Standards as issued by the IASB provide several options in accounting principles. ING Group’s accounting principles under International Financial Reporting Standards as issued by the IASB and its decision on the options available are set out in the section ‘Principles of valuation and determination of results’ in the 2018 Annual Report on Form 20-F.

IFRS-EU refers to International Financial Reporting Standards as adopted by the European Union (‘EU’), including the decisions ING Group made with regard to the options available under IFRS as adopted by the EU. The published 2018 Consolidated annual accounts of ING Group are presented in accordance with IFRS-EU. The annual accounts of ING Group will remain to be prepared under IFRS-EU. IFRS-EU differs from IFRS-IASB in respect of certain paragraphs in IAS 39 ‘Financial Instruments: Recognition and Measurement’ regarding hedge accounting for portfolio hedges of interest rate risk. Under IFRS 9, the IAS 39 hedge accounting principles can be applied.

Under IFRS-EU, ING Group applies fair value hedge accounting for portfolio hedges of interest rate risk (fair value macro hedges) in accordance with the EU ‘carve-out’ version of IAS 39. Under the EU ‘IAS 39 carve-out’, hedge accounting may be applied, in respect of fair value macro hedges, to core deposits and hedge ineffectiveness is only recognised when the revised estimate of the amount of cash flows in scheduled time buckets falls below the original designated amount of that bucket and is not recognised when the revised amount of cash flows in scheduled time buckets is more than the original designated amount. Under IFRS-IASB, hedge accounting for fair value macro hedges cannot be applied to core deposits and ineffectiveness arises whenever the revised estimate of the amount of cash flows in scheduled time buckets is either more or less than the original designated amount of that bucket.

This information is prepared by reversing the hedge accounting impacts that are applied under the EU ‘carve-out’ version of IAS 39. Financial information under IFRS-IASB accordingly does not take account of the possibility that, had ING Group applied IFRS-IASB as its primary accounting framework, it might have applied alternative hedge strategies where those alternative hedge strategies could have qualified for IFRS-IASB compliant hedge accounting. These decisions could have resulted in different equity and net result amounts compared to those indicated in these Condensed consolidated interim accounts. A reconciliation between IFRS-IASB and IFRS-EU is included below.

Both IFRS-EU and IFRS-IASB differ in several areas from accounting principles generally accepted in the United States of America (‘US GAAP’).

Reconciliation shareholder’s equity and net result under IFRS-EU and IFRS-IASB:

Reconciliation shareholders’ equity under IFRS-EU and IFRS-IASB
	Total Equity
	30June2019	31December2018
In accordance with IFRS-EU	52,598	50,932
Adjustment of the EU IAS 39 carve-out	–3,560	–2,460
Tax effect of the adjustment	823	577
Effect of adjustment after tax	–2,737	–1,883

Shareholders’ equity	49,862	49,049
Non-voting equity securities
Non-controlling interests	862	803
In accordance with IFRS-IASB Total Equity	50,723	49,851

Reconciliation net result under IFRS-EU and IFRS-IASB
	Total net result
	1 January to 30 June
	2019	2018
In accordance with IFRS-EU	2,556	2,654
Adjustment of the EU IAS 39 carve-out	–1,093	–75
Tax effect of the adjustment	243	26
Effect of adjustment after tax	–850	–50

In accordance with IFRS-IASB (attributable to the equityholders of the parent)	1,707	2,605
Non-controlling interests	47	51
In accordance with IFRS-IASB net result	1,754	2,656

In the first six months of 2019 interest rates decreased significantly, resulting in a positive hedge accounting impact related to the EU IAS 39 carve-out. The difference in net result is fully reflected in the segment Wholesale Banking.

Certain amounts recorded in the Condensed consolidated interim accounts reflect estimates and assumptions made by management. Actual results may differ from the estimates made. Interim results are not necessarily indicative of full-year results.

The ING Group Condensed consolidated interim accounts have been prepared on a going concern basis.

Amounts may not add up due to rounding.